Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended					1 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended				1 Months Ended
	Jun. 30, 2013 Property		Dec. 31, 2012 Property		Dec. 31, 2011 Property		Jul. 17, 2013 Close of the Merger	Jul. 19, 2013 Subsequent Event Property	Jan. 22, 2013 Secured term loan facility	Jan. 22, 2013 Senior Secured Revolving Credit Facility	Jan. 22, 2013 Cole Credit Property Trust II, Inc.	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Jul. 31, 2013 Revolving Credit Facility Subsequent Event	Jul. 17, 2013 New Credit Facility Subsequent Event Y	Jul. 17, 2013 New Credit Facility Minimum Subsequent Event	Jul. 17, 2013 New Credit Facility Minimum Subsequent Event Base Rate	Jul. 17, 2013 New Credit Facility Minimum Subsequent Event LIBOR	Jul. 17, 2013 New Credit Facility Maximum Subsequent Event	Jul. 17, 2013 New Credit Facility Maximum Subsequent Event Base Rate	Jul. 17, 2013 New Credit Facility Maximum Subsequent Event LIBOR	Jul. 17, 2013 Commercial Mortgage Backed Securities Subsequent Event	Jul. 17, 2013 Barclays Bank Plc Subsequent Event
Subsequent Event [Line Items]
Common stock, par value per share	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Converted common stock shares							1.9048
Stockholders equity interest							44.00%
Line of credit facility maximum borrowing capacity									$ 575.0	$ 50.0						$ 100.0	$ 400.0							$ 100.9
Maximum additional loan commitment																50.0
Revolving credit facility, maturity period																	3
Interest rate under credit facility																			1.00%	2.00%		2.00%	3.00%
Rate of unused credit facility fee												0.30%	0.30%	0.40%	0.40%			0.25%			0.35%
Maximum loan facility borrowing capacity																									102.1
Maturity date for loan	Aug. 06, 2023
Loan fixed interest rate	5.50%
Number of real estates disposed	10	[1],[2]	41	[3]	33	[3],[4]		2
Disposition sales price								258.5
Mortgage loan related to property								139.4
Net proceeds								119.1
Initial term								3 months
Fees								$ 1.2
Fixed exchange ratio of shares for each share of common stock owned											1.9048

[1]	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
[2]	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)
[3]	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
[4]	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)